Loss per share - Summary of Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	9,041,288	12,153,772	12,243,526
Restricted Stock Units
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,320,193	638,350	100,383
Restricted Stock Awards
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	41,280	61,880
Other Contingently Issuable Shares
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	156,190	162,320	0
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	800,000	2,400,000	0